Income Tax - Summary of deferred tax assets and deferred tax liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	$ 7,338,668	$ 9,274,658
Deferred Tax Liabilities	20,400,002	21,350,726
Net deferred tax liabilities	13,061,334	12,076,068	$ 21,713,475
Allowances for contingencies [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	895,959	894,586
Provisions and employee benefit [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	1,547,519	2,131,922
Lease [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	333,342	342,289
Loans and other financing [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	3,767,723	5,130,863
Other [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	731,636	774,998
Deferred Tax Liabilities	145,942	427,045
Property, plant and equipment [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Liabilities	11,098,037	10,996,257
Intangible asset [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Liabilities	6,062,959	5,712,777
Investments in other companies [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	62,489
Deferred Tax Liabilities		2,398,004
Tax effects on forward sales [Member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Liabilities	$ 3,093,064	$ 1,816,643